Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	ARRIVAL
Entity Central Index Key	0001835059
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Amendment Description	Arrival (the “Company”) is filing this Amendment No. 2 (this “Amendment”) to the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2020 (the “Original 20-F”), which was filed with the Securities and Exchange Commission (“SEC”) on April 30, 2021 (the “Original Filing Date”), and amended by Amendment No. 1 to the Original 20-F filed with the SEC on May 27, 2021, solely for the purpose of correcting inadvertent typographical errors with respect to: a reference to “Note 17” (which has been corrected to read “Note 16”) regarding adjustments for tax income appearing in the Company’s Condensed Consolidated Statement of Cash Flows for the periods ended December 31, 2020, 2019 and 2018; to Grants Received appearing in the Company’s Condensed Consolidated Statement of Cash Flows; and to a reference to “3 material lease agreements” (which has been corrected to read: “4 material lease agreements”) appearing in the footnote of Note 7 to the Consolidated Financial Statements. This Amendment speaks as of the Original Filing Date, and other than as explicitly set forth herein, does not reflect any events that may have occurred subsequent to the Original Filing Date, and does not modify or update in any way any disclosures made in the Form 20-F except as set forth in this explanatory note.
Entity File Number	001-40286
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	1, rue Peternelchen
Entity Address, Address Line Two	L-2370 Howald
Entity Address, City or Town	Howald
Entity Address, Country	LU
Entity Common Stock, Shares Outstanding	606,157,267
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Daniel Chin
Entity Address, Address Line One	1, rue Peternelchen
Entity Address, Address Line Two	L-2370 Howald
Entity Address, City or Town	Howald
Entity Address, Country	LU
City Area Code	+352
Local Phone Number	621 266 815
Ordinary shares [member]
Document Information [Line Items]
Trading Symbol	ARVL
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Warrants [member]
Document Information [Line Items]
Trading Symbol	ARVLW
Title of 12(b) Security	Warrants
Security Exchange Name	NASDAQ
Warrants Outstanding	20,112,500